Other Income /(Expense), net (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expense [Line Items]
Income earned from investment in financial instruments						$ 33,400
Investment income/(expense)	[1]				$ 3,004	14,565	$ (2,051)
Impairment loss		$ 34,100			$ 34,119	2,605	$ 5,754
Keyeast [Member]
Other Income and Expense [Line Items]
Impairment loss				$ 5,800
Sogou [Member] | Accounting Standards Update 2016-01 [Member] | Zhihu Technology Limited ("Zhihu") [Member]
Other Income and Expense [Line Items]
Investment income/(expense)			$ 17,800
Sogou [Member] | Accounting Standards Update 2016-01 [Member] | Hylink Digital Solution Co., Ltd ("Hylink") [Member]
Other Income and Expense [Line Items]
Investment income/(expense)						$ (3,600)

[1]	The increase for 2018 compared to 2017 mainly consisted of $17.8 million in investment income recognized in the third quarter of 2018 by Sogou due to the observable change in the price of Zhihu Technology Limited ("Zhihu") after the adoption of ASU 2016-01, offset by a $3.6 million investment loss representing a change in the fair value of Hylink Digital Solution Co., Ltd ("Hylink").